Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member] Preferred Class A [Member]	Preferred Stock [Member] Preferred Class B [Member]	Preferred Stock [Member] Preferred Class C [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jul. 31, 2019	$ 7,555					$ 6,559,185	$ (7,616,410)	$ (1,049,670)
Beginning balance, shares at Jul. 31, 2019	75,546,982
Net income (loss)							(278,880)	(278,880)
Ending balance, value at Jul. 31, 2020	$ 7,555					6,559,185	(7,895,290)	(1,328,550)
Ending balance, shares at Jul. 31, 2020	75,546,982
Net income (loss)							(131,764)	(131,764)
Ending balance, value at Jan. 31, 2021	$ 7,555.00					6,559,185	(8,027,054)	(1,460,314)
Ending balance, shares at Jan. 31, 2021	75,546,982
Beginning balance, value at Jul. 31, 2020	$ 7,555					6,559,185	(7,895,290)	(1,328,550)
Beginning balance, shares at Jul. 31, 2020	75,546,982
Conversion of convertible debt	$ 1,968					98,589		100,557
Conversion of convertible debt, shares	19,687,901
Shares issued for purchase of Kanab Corp			$ 30			11,970		12,000
Shares issued for purchase of Kanab Corp, shares			300,000
Shares issued for loan commitment	$ 250					29,750		30,000
Sharess issed for loan commitment, shares	2,500,000
Shares purchased				$ 100				100
Shares purchased, shares				1,000,000
Warrants issued for advisory fees						9,617		9,617
Net income (loss)							32,853	32,853
Ending balance, value at Jul. 31, 2021	$ 9,773		$ 30	$ 100		6,709,111	(7,862,437)	(1,143,423)
Ending balance, shares at Jul. 31, 2021	97,734,883		300,000	1,000,000
Beginning balance, value at Jul. 31, 2021	$ 9,773		$ 30	$ 100		6,709,111	(7,862,437)	(1,143,423)
Conversion of convertible debt	$ 3,020					66,429		69,449
Conversion of convertible debt, shares	30,198,755
Shares issuced for services			$ 2			23,998		24,000
Shares issued for services, shares			20,000
Shares issued for investment			$ 22			309,570		309,592
Shares issued for investment, shares			199,736
Net income (loss)							(482,128)	(482,128)
Ending balance, value at Jan. 31, 2022	$ 12,793		$ 54	$ 100		$ 7,109,108	$ (8,344,565)	$ (1,222,512)
Ending balance, shares at Jan. 31, 2022	127,933,638		519,736	1,000,000